Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents Abstract
Cash at bank	€ 347,229	€ 26,957